Basis of Preparation and Significant Accounting Policies Basis of Preparation and Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Accounting Pronouncements
Accounting Pronouncements Adopted in 2023
In January 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2017-04, Simplifying the Test for Goodwill Impairment (“ASU 2017-04”). Among other things, ASU 2017-04 requires the following: (1) the elimination of step two of the goodwill impairment test; entities will no longer utilize the implied fair value of their assets and liabilities for purposes of testing goodwill for impairment, and (2) the quantitative portion of the goodwill impairment test will be performed by comparing the fair value of a reporting unit with its carrying amount; an impairment charge is to be recognized for the excess of carrying amount over fair value, but only to the extent of the amount of goodwill allocated to that reporting unit. The effective date for this ASU was amended via ASU 2019-10, Effective Dates, and became effective for annual periods beginning after December 15, 2022. The adoption of this ASU did not have a material impact on the Company’s consolidated financial statements.